Average Annual Total Returns - Delaware Value Fund	Russell 1000® Value Index 1 year	Russell 1000® Value Index 5 years	Russell 1000® Value Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	25.16%	11.16%	12.97%	15.08%	8.65%	11.50%	9.15%	6.63%	10.22%	12.43%	6.53%	9.34%	20.21%	9.11%	11.32%	21.80%	9.67%	11.87%	22.37%	10.21%	12.44%	22.57%	10.33%	10.69%	May 02, 2016